Goodwill - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) unit	Mar. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	Oct. 22, 2020 USD ($)	May 21, 2020 USD ($)	Dec. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Number of reporting units | unit	2
Goodwill impairment	$ 0
Goodwill	$ 91,636	$ 91,636	$ 91,271	$ 0	$ 0	$ 0